CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Salary and welfare payables	$ 772,092	$ 821,044
Tax payables	3,187,759	3,574,217
Accrued liabilities and other current liabilities	3,857,671	5,038,861
Consolidated VIEs and VIE's Subsidiary
Salary and welfare payables	5,280	4,604
Tax payables	0	250
Accrued liabilities and other current liabilities	$ 223,106	$ 122,915
Class A Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,924,849,600	4,924,849,600	4,880,496,457
Common stock, shares issued	133,581,883	69,361,883
Common stock, shares outstanding	133,581,883	69,361,883
Class B Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	71,355,616	71,355,616	75,150,400
Common stock, shares issued	59,355,616	71,355,615
Common stock, shares outstanding	59,355,616	71,355,615